Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	36-3972986
Plan number	001
Investment in loans, number of shares (in shares) | shares	0
PIMCO	$ 3,806,939
EBP, Asset Held for Investment	$ 182,030,129
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Investment, Identifier [Axis]: BlackRock | Total Return Bond Fund Class 6 – Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	36,349
Current Value	$ 440,485
Investment, Identifier [Axis]: Columbia | Columbia Trust Dividend Income Fund Institutional 1 - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	228,311
Current Value	$ 4,504,585
Investment, Identifier [Axis]: Compass Minerals International, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	79,316
Current Value	$ 1,557,758
Investment, Identifier [Axis]: Fidelity | Brokeragelink (self-directed)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	0
Current Value	$ 1,869,779
Investment, Identifier [Axis]: Fidelity | Fidelity 500 Index – Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	54,399
Current Value	$ 12,931,742
Investment, Identifier [Axis]: Fidelity | Fidelity Government Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	74
Current Value	$ 74
Investment, Identifier [Axis]: Fidelity | Fidelity Government Money Market Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	6,328,098
Current Value	$ 6,328,098
Investment, Identifier [Axis]: Fidelity | Fidelity Growth Company – Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	518,406
Current Value	$ 24,790,178
Investment, Identifier [Axis]: Fidelity | Fidelity International Index – Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	50,478
Current Value	$ 3,069,050
Investment, Identifier [Axis]: Fidelity | Fidelity Middle Cap Index Fund – Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	71,725
Current Value	$ 2,648,799
Investment, Identifier [Axis]: Fidelity | Fidelity Small Cap Index Fund – Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	40,741
Current Value	$ 1,260,121
Investment, Identifier [Axis]: Fidelity | Fidelity U.S. Bond Index – Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	179,707
Current Value	$ 1,897,708
Investment, Identifier [Axis]: Fidelity | Stock Purchase Cash Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	0
PIMCO	$ 706
Investment, Identifier [Axis]: Franklin Templeton | Franklin Small Cap Value GG Trust CIT Class R - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,349
Current Value	$ 54,165
Investment, Identifier [Axis]: Invesco US | Invesco Discovery Fund Class Y - Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,664
Current Value	$ 263,540
Investment, Identifier [Axis]: Invesco US | Invesco Mid Cap Growth Trust Class B1 - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	14
Current Value	$ 1,984
Investment, Identifier [Axis]: John Hancock | John Hancock Funds Disciplined Value Mid Cap Fund Class R6 - Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	3,665
Current Value	$ 100,629
Investment, Identifier [Axis]: MFS | MFS International Diversification Fund Class R3 - Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,747
Current Value	$ 47,390
Investment, Identifier [Axis]: PIMCO | PIMCO Income A - Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	214,848
PIMCO	$ 2,361,178
Investment, Identifier [Axis]: Principal Trust | Principal LifeTime Hybrid 2015 CIT X - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	26,970
Current Value	$ 925,085
Investment, Identifier [Axis]: Principal Trust | Principal LifeTime Hybrid 2020 CIT X - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	49,988
Current Value	$ 1,941,029
Investment, Identifier [Axis]: Principal Trust | Principal LifeTime Hybrid 2025 CIT X - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	230,665
Current Value	$ 9,955,522
Investment, Identifier [Axis]: Principal Trust | Principal LifeTime Hybrid 2030 CIT X - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	339,159
Current Value	$ 16,096,487
Investment, Identifier [Axis]: Principal Trust | Principal LifeTime Hybrid 2035 CIT X - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	390,414
Current Value	$ 20,336,664
Investment, Identifier [Axis]: Principal Trust | Principal LifeTime Hybrid 2040 CIT X - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	318,156
Current Value	$ 18,080,805
Investment, Identifier [Axis]: Principal Trust | Principal LifeTime Hybrid 2045 CIT X - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	220,914
Current Value	$ 13,473,563
Investment, Identifier [Axis]: Principal Trust | Principal LifeTime Hybrid 2050 CIT X - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	196,503
Current Value	$ 12,440,574
Investment, Identifier [Axis]: Principal Trust | Principal LifeTime Hybrid 2055 CIT X - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	164,540
Current Value	$ 10,635,862
Investment, Identifier [Axis]: Principal Trust | Principal LifeTime Hybrid 2060 CIT X - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	155,900
Current Value	$ 4,850,040
Investment, Identifier [Axis]: Principal Trust | Principal LifeTime Hybrid 2065 CIT X - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	151,427
Current Value	$ 3,276,883
Investment, Identifier [Axis]: Principal Trust | Principal LifeTime Hybrid 2070 CIT X - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	12,590
Current Value	$ 196,281
Investment, Identifier [Axis]: Principal Trust | Principal LifeTime Hybrid Income CIT X - Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	20,830
Current Value	$ 510,120
Investment, Identifier [Axis]: T. Rowe Price | International Discovery I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	18,334
Current Value	$ 1,376,306